Fair Value Measurement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Measurement
Schedule of carrying value and estimated fair value of financial instruments

	As of September 30, 2013
(in millions)	Carrying Value	Fair Value (a)
Financial instruments:
Settlement assets:
Short-term investment securities	$59.8	$59.8
Long-term investment securities	$18.6	$18.6
Other current assets:
Derivative financial instruments	$6.7	$6.7
Other long-term assets:
Long-term investment securities	$0.6	$0.6
Cost method investments	$9.1	$9.1
Derivative financial instruments	$66.6	$66.6
Other current liabilities:
Derivative financial instruments	$21.6	$21.6
Long-term borrowings:
Long-term borrowings	$22,565.1	$23,359.3
Other long-term liabilities:
Derivative financial instruments	$126.9	$126.9

(a)                  Represents cost for cost method investments. Refer to Note 10 of these Consolidated Financial Statements for a more detailed discussion of cost method investments.

	As of December 31, 2012		As of December 31, 2011
(in millions)	Carrying Value	Fair Value (a)	Carrying Value	Fair Value (a)
Financial instruments:
Settlement assets:
Short-term investment securities	$125.6	$125.6	$105.7	$105.7
Long-term investment securities	$54.3	$54.3	$181.0	$181.0
Other current assets:
Derivative financial instruments	$11.1	$11.1	$—	$—
Other long-term assets:
Long-term investment securities	$0.5	$0.5	$0.5	$0.5
Cost method investments	$13.4	$13.4	$23.7	$23.7
Derivative financial instruments	$89.8	$89.8	$76.3	$76.3
Other current liabilities:
Derivative financial instruments	$0.3	$0.3	$156.7	$156.7
Long-term borrowings:
Long-term borrowings	$22,528.9	$22,732.6	$22,521.7	$20,189.8
Other long-term liabilities:
Derivative financial instruments	$171.8	$171.8	$39.7	$39.7

(a)                  Represents cost for cost method investments. Refer to Note 5 of these Consolidated Financial Statements for a more detailed discussion of cost method investments.

Schedule of financial instruments carried and measured at fair value on a recurring basis

	As of September 30, 2013
	Fair Value Measurement Using
(in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets:
Settlement assets:
Student loan auction rate securities	$—	$—	$13.6	$13.6
Corporate bonds	—	6.1	—	6.1
State and municipal obligations	—	56.7	—	56.7
Preferred stock	2.0	—	—	2.0
Total settlement assets	2.0	62.8	13.6	78.4

Other current assets:
Interest rate swap contracts	—	6.7	—	6.7
Other long-term assets:
Available-for-sale securities	—	0.6	—	0.6
Foreign currency derivative contracts	—	11.1	—	11.1
Interest rate swap contracts	—	55.5	—	55.5
Total assets at fair value	$2.0	$136.7	$13.6	$152.3

Liabilities:
Other current liabilities:
Foreign currency derivative contracts	$—	$21.1	$—	$21.1
Interest rate swap contracts	—	0.5	—	0.5
Other long-term liabilities:
Foreign currency derivative contracts	—	10.5	—	10.5
Interest rate swap contracts	—	116.4	—	116.4
Contingent consideration	—	—	20.0	20.0
Total liabilities at fair value	$—	$148.5	$20.0	$168.5

	As of December 31, 2012
	Fair Value Measurement Using
(in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets:
Settlement assets:
Student loan auction rate securities	$—	$—	$38.8	$38.8
Corporate bonds	—	6.6	—	6.6
State and municipal obligations	—	133.9	—	133.9
Preferred stock	0.6	—	—	0.6
Total settlement assets	0.6	140.5	38.8	179.9

Other current assets:
Interest rate swap contracts	—	1.0	—	1.0
Foreign currency derivative contracts	—	10.1	—	10.1
Other long-term assets:
Available-for-sale securities	—	0.5	—	0.5
Interest rate swap contracts	—	89.8	—	89.8
Total assets at fair value	$0.6	$241.9	$38.8	$281.3

Liabilities:
Other current liabilities:
Interest rate swap contracts	$—	$0.3	$—	$0.3
Other long-term liabilities:
Foreign currency derivative contracts	—	34.4	—	34.4
Interest rate swap contracts	—	137.4	—	137.4
Contingent consideration	—	—	20.0	20.0
Total liabilities at fair value	$—	$172.1	$20.0	$192.1

	As of December 31, 2012
	Fair Value Measurement Using
(in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets:
Settlement assets:
Student loan auction rate securities	$—	$—	$38.8	$38.8
Corporate bonds	—	6.6	—	6.6
State and municipal obligations	—	133.9	—	133.9
Preferred stock	0.6	—	—	0.6
Total settlement assets	0.6	140.5	38.8	179.9

Other current assets:
Interest rate swap contracts	—	1.0	—	1.0
Foreign currency derivative contracts	—	10.1		10.1
Other long-term assets:
Available-for-sale securities	—	0.5	—	0.5
Interest rate swap contracts	—	89.8	—	89.8
Total assets at fair value	$0.6	$241.9	$38.8	$281.3

Liabilities:
Other current liabilities:
Interest rate swap contracts	$—	$0.3	$—	$0.3
Other long-term liabilities:
Foreign currency derivative contracts	—	34.4	—	34.4
Interest rate swap contracts	—	137.4	—	137.4
Contingent consideration	—	—	20.0	20.0
Total liabilities at fair value	$—	$172.1	$20.0	$192.1

	As of December 31, 2011
	Fair Value Measurement Using
(in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets:
Settlement assets:
Student loan auction rate securities	$—	$—	$170.5	$170.5
Corporate bonds	—	10.2	—	10.2
State and municipal obligations	—	95.5	—	95.5
U.S. Government guaranteed agency securities	—	10.0	—	10.0
Preferred stock	0.5	—	—	0.5
Total settlement assets	0.5	115.7	170.5	286.7

Other long-term assets:
Available-for-sale securities	—	0.5	—	0.5
Interest rate swap contracts	—	65.4	—	65.4
Foreign currency derivative contracts	—	10.9	—	10.9
Total other long-term assets	—	76.8	—	76.8
Total assets at fair value	$0.5	$192.5	$170.5	$363.5

Liabilities:
Other current liabilities:
Interest rate swap contracts	$—	$156.7	$—	$156.7
Other long-term liabilities:
Foreign currency derivative contracts	—	27.8	—	27.8
Forward-starting interest rate contracts	—	11.9	—	11.9
Total liabilities at fair value	$—	$196.4	$—	$196.4

Schedule of reconciliation of level 3 financial instruments

(in millions)	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) Student loan auction rate securities
Beginning balance as of January 1, 2013	$38.8
Total realized gains included in product sales and other	1.3
Total unrealized losses included in other comprehensive income	(0.4)
Sales	(26.1)
Ending balance as of September 30, 2013	$13.6

(in millions)	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) Student loan auction rate securities
Beginning balance as of January 1, 2011	$341.1
Total gains or losses (realized or unrealized):
Included in other comprehensive income	1.2
Included in product sales and other (a)	(4.5)
Sales	(158.4)
Settlements	(8.9)
Transfers in (out) of Level 3	—
Ending balance as of December 31, 2011	170.5
Total realized gains included in product sales and other	4.4
Sales	(135.6)
Settlements	(0.5)
Transfers in (out) of Level 3	—
Ending balance as of December 31, 2012	$38.8

(a)         Includes impairments of $5.2 million for the year ended December 31, 2011.

Schedule of reconciliation of level 3 financial instruments related to contingent consideration

(in millions)	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) Contingent consideration
Beginning balance as of January 1, 2013	$20.0
Contingent consideration payments	—
Change in fair value of contingent consideration	—
Ending balance as of September 30, 2013	$20.0

(in millions)	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) Contingent consideration
Beginning balance as of January 1, 2012	$—
Initial estimate of contingent consideration	20.0
Contingent consideration payments	—
Change in fair value of contingent consideration	—
Ending balance as of December 31, 2012	$20.0